INVESTMENTS - Income of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Associates and joint ventures
Net operating revenue	R$ 13,936,463	R$ 3,526,496	R$ 16,831,745
Financial expenses	578,073	1,736,116	1,216,563
Tax on profits	(2,483,718)
Net Income (Loss) for year	13,347,577	(1,725,691)	R$ 3,671,905
EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Net operating revenue		240,155
Financial revenue		8,176
Financial expenses		(31,682)
Tax on profits		(16,679)
Net Income (Loss) for year		88,386
Depreciation and amortisation		(22,411)
CTEEP
Associates and joint ventures
Net operating revenue		2,701,193
Financial revenue		123,673
Financial expenses		(189,889)
Tax on profits		(595,645)
Net Income (Loss) for year		1,385,460
Depreciation and amortisation		(9,627)
Paulista Lajeado
Associates and joint ventures
Net operating revenue		38,278
Financial revenue		2,461
Financial expenses		(4,050)
Tax on profits		(2,911)
Net Income (Loss) for year		29,006
CEB Lajeado
Associates and joint ventures
Net operating revenue		171,891
Financial revenue		4,139
Financial expenses		(599)
Tax on profits		(19,729)
Net Income (Loss) for year		45,676
Depreciation and amortisation		(5,906)
CEMAR
Associates and joint ventures
Net operating revenue		3,370,836
Financial revenue		250,941
Financial expenses		(275,911)
Tax on profits		(101,942)
Net Income (Loss) for year		489,617
Depreciation and amortisation		(168,564)
EMAE
Associates and joint ventures
Net operating revenue	285,819	50,682
Financial revenue	37,560	17,126
Financial expenses	(4,825)	(2,342)
Tax on profits	19,557	(3,141)
Net Income (Loss) for year	101,517	7,487
Depreciation and amortisation	(1,378)	(1,090)
Banda de Couro
Associates and joint ventures
Net operating revenue	11,526
Financial revenue	462
Financial expenses	(7,306)
Tax on profits	(540)
Net Income (Loss) for year	(3,495)
Depreciation and amortisation	(5,996)
BARANAS III
Associates and joint ventures
Net operating revenue	8,923
Financial revenue	561
Financial expenses	(4,057)
Tax on profits	(494)
Net Income (Loss) for year	(1,207)
Depreciation and amortisation	(125)
BARANAS I
Associates and joint ventures
Net operating revenue	10,636
Financial revenue	268
Financial expenses	(5,595)
Tax on profits	(413)
Net Income (Loss) for year	(3,420)
Depreciation and amortisation	(6,094)
IE Madeira
Associates and joint ventures
Net operating revenue	637,388
Financial revenue	23,401
Financial expenses	(195,668)
Tax on profits	(18,705)
Net Income (Loss) for year	304,037
Depreciation and amortisation	(5,381)
Pedra Branca
Associates and joint ventures
Net operating revenue	(4,462)
Financial revenue	148
Financial expenses	(1,311)
Tax on profits	77
Net Income (Loss) for year	(8,653)
Depreciation and amortisation	(145)
MAN CONSTR
Associates and joint ventures
Financial expenses	(167)
Tax on profits	(9)
Net Income (Loss) for year	(188)
Morro Branco I
Associates and joint ventures
Net operating revenue	10,518
Financial revenue	250
Financial expenses	(5,880)
Tax on profits	(402)
Net Income (Loss) for year	(3,759)
MUSSAMB
Associates and joint ventures
Net operating revenue	10,770
Financial revenue	297
Financial expenses	(5,269)
Tax on profits	(426)
Net Income (Loss) for year	(2,838)
7 GAMELEIRAS
Associates and joint ventures
Net operating revenue	(781)
Financial revenue	215
Financial expenses	(1,297)
Tax on profits	(80)
Net Income (Loss) for year	(5,278)
S P DO LAGO
Associates and joint ventures
Net operating revenue	468
Financial revenue	262
Financial expenses	(1,424)
Tax on profits	(59)
Net Income (Loss) for year	(3,406)
Norte Energia
Associates and joint ventures
Net operating revenue	4,241,678	2,598,916
Financial revenue	128,548	98,227
Financial expenses	(1,162,825)	(754,831)
Tax on profits	(228,373)	(17,520)
Net Income (Loss) for year	1,284,948	16,326
Depreciation and amortisation	(106,049)	(417,645)
Madeira Energia S.A. (MESA)
Associates and joint ventures
Net operating revenue	3,005,553	2,971,019
Financial revenue	127,777	114,973
Financial expenses	(1,880,828)	(1,551,186)
Tax on profits	(111,830)	48,676
Net Income (Loss) for year	(1,743,636)	(1,091,502)
Depreciation and amortisation	(887,061)	(838,814)
CTEEP
Associates and joint ventures
Net operating revenue	2,750,621
Financial revenue	332,301
Financial expenses	(468,926)
Tax on profits	(454,828)
Net Income (Loss) for year	1,881,668
Depreciation and amortisation	(8,347)
ESBR Participacoes S.A.
Associates and joint ventures
Net operating revenue	95,767	2,846,855
Financial revenue	453,419	40,182
Financial expenses	19,362,325	(1,260,501)
Tax on profits	1,508,356	40,718
Net Income (Loss) for year	21,419,867	(86,957)
Depreciation and amortisation	402,315	(791,802)
Teles Pires Participaes
Associates and joint ventures
Net operating revenue	772,601	828,490
Financial revenue	13,550	34,545
Financial expenses	(316,654)	(371,793)
Tax on profits	11,477	79,749
Net Income (Loss) for year	(229,984)	(231,419)
Depreciation and amortisation	(177,313)	(177,517)
Belo Monte Transmissora
Associates and joint ventures
Net operating revenue	1,509,358
Financial revenue	9,972
Financial expenses	(319,121)
Tax on profits	(318,570)
Net Income (Loss) for year	647,395
Depreciation and amortisation	(570)
Belo Monte Transmissora de Energia
Associates and joint ventures
Net operating revenue	1,509,358	2,236,720
Financial revenue	9,972	13,712
Financial expenses	(319,122)	(347,477)
Tax on profits	(318,570)	(198,322)
Net Income (Loss) for year	647,395	67,960
Depreciation and amortisation	(570,066)	(167)
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Net operating revenue	182,192	623,807
Financial revenue	474,127	26,088
Financial expenses	5,110,465	(201,868)
Tax on profits	181,899	(83,763)
Net Income (Loss) for year	5,948,683	230,932
Depreciation and amortisation	173,943	(7,122)
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue	352,817	313,543
Financial revenue	9,786	10,787
Financial expenses	(117,078)	(118,060)
Tax on profits	(49,912)	(63,522)
Net Income (Loss) for year	161,741	111,421
Depreciation and amortisation		(870)
Chapecoense
Associates and joint ventures
Net operating revenue		839,787
Financial revenue		27,510
Financial expenses		(183,248)
Tax on profits		(135,394)
Net Income (Loss) for year		270,251
Depreciation and amortisation		(86,112)
Empresa de Energia Sao Manoel S.A.
Associates and joint ventures
Net operating revenue	285,835
Financial revenue	8,258	500
Financial expenses	(166,007)	(187)
Tax on profits	45,701	3,183
Net Income (Loss) for year	(88,809)	(6,179)
Depreciation and amortisation	(125,861)
Manaus Transmissora
Associates and joint ventures
Net operating revenue	131,265	164,073
Financial revenue	3,569	7,526
Financial expenses	(46,221)	(73,557)
Tax on profits	(23,604)	(33,385)
Net Income (Loss) for year	49,346	54,957
Serra do Facao Energia S.A.
Associates and joint ventures
Net operating revenue	309,961	301,185
Financial revenue	6,374	4,859
Financial expenses	(195,896)	(134,189)
Tax on profits	18,978	1,361
Net Income (Loss) for year	(24,494)	8,697
Depreciation and amortisation	(100,498)	(100,551)
Companhia Energtica Sinop S.A.
Associates and joint ventures
Net operating revenue	64,563
Financial revenue	70,034	8,420
Financial expenses	2,204,358	(382)
Tax on profits	288,075	223,251
Net Income (Loss) for year	2,627,030	(434,311)
Depreciation and amortisation	47,959	(418)
Enerpeixe S.A.
Associates and joint ventures
Net operating revenue	327,484	363,669
Financial revenue	43,960	59,720
Financial expenses	(89,319)	(104,306)
Tax on profits	(2,441)	(17,663)
Net Income (Loss) for year	99,675	143,770
Depreciation and amortisation	(56,642)	(53,003)
Paranaiba Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue		238,629
Financial revenue		5,644
Financial expenses		(64,775)
Tax on profits		(40,717)
Net Income (Loss) for year		69,469
Depreciation and amortisation		(38)
Mata de Santa Genebra
Associates and joint ventures
Net operating revenue	514,591	548,568
Financial revenue	4,877	3,806
Financial expenses	(64,384)	(78,621)
Tax on profits	2,685	(21,648)
Net Income (Loss) for year	(5,070)	42,140
Depreciation and amortisation	(71)	(58)
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Net operating revenue	129,696	123,187
Financial revenue	2,815	5,543
Financial expenses	(17,739)	(25,340)
Tax on profits	(12,470)	40,298
Net Income (Loss) for year	83,268	(27,880)
Depreciation and amortisation	(1,191)	(2,766)
Santa Vitoria do Palmar Holding S.A.
Associates and joint ventures
Net operating revenue	45,873	216,426
Financial revenue	2,384	5,156
Financial expenses	(29,343)	(72,910)
Tax on profits	(3,617)	(7,761)
Net Income (Loss) for year	2,441	64,964
Depreciation and amortisation	(9)	(50,965)
TSLE Transmissora Sul Litoranea de Energia
Associates and joint ventures
Net operating revenue	100,280	116,254
Financial revenue	3,325	6,602
Financial expenses	(57,842)	(64,654)
Tax on profits	8,788	(2,073)
Net Income (Loss) for year	35,620	16,372
Depreciation and amortisation	(108)	(105)
Chapada Piaui I Holding S.A.
Associates and joint ventures
Net operating revenue	71,755	97,363
Financial revenue	1,523	2,531
Financial expenses	(56,314)	(67,400)
Tax on profits	(2,204)	(3,872)
Net Income (Loss) for year	(31,878)	(24,916)
Chapada Piaui II Holding S.A.
Associates and joint ventures
Net operating revenue	7,217	112,278
Financial revenue	(241)
Financial revenue		3,299
Financial expenses	(21,289)	(69,195)
Tax on profits	(501)	(4,676)
Net Income (Loss) for year	(22,359)	(14,092)
STN - Sistema de Transmissao Nordeste S.A.
Associates and joint ventures
Net operating revenue	154,227	142,180
Financial revenue	2,521	2,686
Financial expenses	(13,576)	(20,627)
Tax on profits	(16,966)	(31,602)
Net Income (Loss) for year	106,034	71,986
Depreciation and amortisation	(1,722)	(1,558)
CHUI
Associates and joint ventures
Net operating revenue		110,402
Financial revenue		4,847
Financial expenses		(36,633)
Tax on profits		(4,595)
Net Income (Loss) for year		174,969
Depreciation and amortisation		(34,713)
TSBE
Associates and joint ventures
Net operating revenue		53,374
Financial revenue		3,724
Financial expenses		(30,718)
Tax on profits		12,329
Net Income (Loss) for year		(25,042)
Depreciation and amortisation		(11)
Goias Transmissao S.A.
Associates and joint ventures
Net operating revenue	60,005	74,153
Financial revenue	1,236	1,783
Financial expenses	(17,023)	(18,614)
Tax on profits	(2,941)	(3,034)
Net Income (Loss) for year	32,003	35,149
Depreciation and amortisation	(70)	(70)
Goias Transmissao S.A. | TDG
Associates and joint ventures
Net operating revenue	33,275
Financial revenue	2,763
Financial expenses	(8,195)
Tax on profits	(2,940)
Net Income (Loss) for year	9,250
Depreciation and amortisation	(1,136)
Integracao Transmissora de Energia S.A. (Intesa)
Associates and joint ventures
Net operating revenue		129,146
Financial revenue		3,839
Financial expenses		(11,406)
Tax on profits		(13,267)
Net Income (Loss) for year		59,609
Depreciation and amortisation		(1,619)
Triangulo Mineiro Transmissora
Associates and joint ventures
Net operating revenue	41,130	100,122
Financial revenue	789	1,692
Financial expenses	(5,458)	(7,263)
Tax on profits	(1,422)	(23,860)
Net Income (Loss) for year	(10,639)	48,569
Depreciation and amortisation	(37)	(24)
Vamcruz Participacoes S.A.
Associates and joint ventures
Net operating revenue		95,972
Financial revenue		611
Financial expenses		(28,705)
Tax on profits		(3,170)
Net Income (Loss) for year		16,355
Depreciation and amortisation		(13,076)
Serra Das Vacas Holding
Associates and joint ventures
Net operating revenue		80,159
Financial revenue		1,724
Financial expenses		(46,089)
Tax on profits		(2,911)
Net Income (Loss) for year		(10,253)
Depreciation and amortisation		(2,843)
Transenergia Renovavel S.A. (Transenergia)
Associates and joint ventures
Net operating revenue		42,641
Financial revenue		1,683
Financial expenses		(10,440)
Tax on profits		(1,998)
Net Income (Loss) for year		6,900
Depreciation and amortisation		(26)
Transenergia Renovavel S.A. (Transenergia) | EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Net operating revenue	55,723
Financial revenue	1,583
Financial expenses	(9,962)
Tax on profits	(2,344)
Net Income (Loss) for year	22,182
Depreciation and amortisation	(25)
Vale do Sao Bartolomeu | EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Net operating revenue		194,411
Financial revenue		1,297
Financial expenses		(4,546)
Tax on profits		(38,234)
Net Income (Loss) for year		27,923
Depreciation and amortisation		(24)
Transmissora Matogrossense de Energia S.A.
Associates and joint ventures
Net operating revenue		70,564
Financial revenue		1,624
Financial expenses		(12,429)
Tax on profits		(7,993)
Net Income (Loss) for year		32,032
Transnorte Energia S.A.
Associates and joint ventures
Net operating revenue	7,150	2,992
Financial revenue	449	715
Financial expenses	(62)	(16)
Tax on profits	(1,462)	209
Net Income (Loss) for year	2,434	(455)
Baguari
Associates and joint ventures
Net operating revenue	67,778
Financial revenue	1,887
Financial expenses	(916)
Tax on profits	(3,451)
Net Income (Loss) for year	39,327
Depreciation and amortisation	(8,099)
MGE Transmissao S.A.
Associates and joint ventures
Net operating revenue	33,864	45,981
Financial revenue	811	1,375
Financial expenses	(6,942)	(7,942)
Tax on profits	(1,438)	(1,960)
Net Income (Loss) for year	17,791	15,643
Depreciation and amortisation	(25)	(25)
Retiro Baixo Energetica S.A.
Associates and joint ventures
Net operating revenue	71,137	67,205
Financial revenue	1,953	2,816
Financial expenses	(10,511)	(12,344)
Tax on profits	(2,835)	(2,527)
Net Income (Loss) for year	26,472	21,782
Depreciation and amortisation	(10,482)	(10,459)
Brasnorte Transmissora de Energia S.A.
Associates and joint ventures
Net operating revenue		25,087
Financial revenue		541
Financial expenses		(164)
Tax on profits		(4,148)
Net Income (Loss) for year		13,548
Depreciation and amortisation		(1)
Rouar
Associates and joint ventures
Net operating revenue	17,329	20,608
Financial revenue	183	23
Financial expenses	12,298	10,507
Tax on profits	3,027	4,764
Net Income (Loss) for year	(1,948)	13,591
Depreciation and amortisation	19,748	(16,784)
Mangue Seco 2
Associates and joint ventures
Net operating revenue		18,962
Financial revenue		2,747
Financial expenses		(5,467)
Tax on profits		(1,516)
Net Income (Loss) for year		3,305
Depreciation and amortisation		R$ (5,305)
Caldas Novas Transmissao
Associates and joint ventures
Net operating revenue	4,064
Financial revenue	123
Financial expenses	(809)
Tax on profits	(180)
Net Income (Loss) for year	1,497
Depreciation and amortisation	(8)
Chapec oense Gerao S.A.
Associates and joint ventures
Net operating revenue	874,070
Financial revenue	24,678
Financial expenses	(205,138)
Tax on profits	(139,216)
Net Income (Loss) for year	278,495
Depreciation and amortisation	(86,189)
CSE Centro De Solues Estratgic as
Associates and joint ventures
Net operating revenue	15,669
Financial revenue	336
Financial expenses	(104)
Tax on profits	(681)
Net Income (Loss) for year	995
Depreciation and amortisation	(245)
Energtica guas da Pedra S.A.
Associates and joint ventures
Net operating revenue	26,547
Financial revenue	44,273
Financial expenses	683,503
Tax on profits	28,829
Net Income (Loss) for year	783,152
Depreciation and amortisation	35,573
Lago Azul Transmisso
Associates and joint ventures
Net operating revenue	6,028
Financial revenue	347
Financial expenses	(5)
Tax on profits	(1,142)
Net Income (Loss) for year	6,052
Depreciation and amortisation	(3)
Livramento
Associates and joint ventures
Net operating revenue	22,901
Financial revenue	298
Financial expenses	(5,896)
Tax on profits	(585)
Net Income (Loss) for year	12,870
Depreciation and amortisation	(10,352)
Paranaba Transmissora
Associates and joint ventures
Net operating revenue	165,260
Financial revenue	4,511
Financial expenses	(62,488)
Tax on profits	(32,898)
Net Income (Loss) for year	51,141
Depreciation and amortisation	(35)
Serra das Vac as Holding
Associates and joint ventures
Net operating revenue	26,561
Financial revenue	253
Financial expenses	(13,326)
Tax on profits	(1,015)
Net Income (Loss) for year	490
Depreciation and amortisation	(214)
Tijoa Partic ipa es e Investimentos
Associates and joint ventures
Net operating revenue	150,451
Financial revenue	1,054
Financial expenses	(547)
Tax on profits	(17,485)
Net Income (Loss) for year	33,387
Depreciation and amortisation	(1,394)
Transenergia So Paulo S.A.
Associates and joint ventures
Net operating revenue	19,567
Financial revenue	1,925
Financial expenses	(3,538)
Tax on profits	(1,302)
Net Income (Loss) for year	12,629
Depreciation and amortisation	(2)
Vamcruz I
Associates and joint ventures
Net operating revenue	32,479
Financial revenue	2,456
Financial expenses	(17,536)
Tax on profits	(1,965)
Net Income (Loss) for year	(9,572)
Depreciation and amortisation	(7,070)
Construtora Integrao Ltda
Associates and joint ventures
Financial expenses	(359)
Net Income (Loss) for year	(518)
Energia Olimpica S.A.
Associates and joint ventures
Financial revenue	166
Financial expenses	(9)
Tax on profits	544
Net Income (Loss) for year	440
Amapari Energia S.A. | Paulista Lajeado
Associates and joint ventures
Financial revenue	362
Financial expenses	(1,942)
Net Income (Loss) for year	(1,753)
Inambari Geracao de Energia (Igesa) | CEB Lajeado
Associates and joint ventures
Financial expenses	(9)
Net Income (Loss) for year	R$ (159)